Employee benefit plans - Net Periodic Benefit (Credit) Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pensions | United States
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 5,757	$ 5,924	$ 5,710
Discount rate	5.61%	3.03%	2.80%
Expected rate of return on plan assets	6.75%	5.375%	5.375%
Cash balance interest crediting rate	4.00%	4.00%	4.00%
Components of net periodic benefit (credit) cost:
Service cost	$ 0	$ 0	$ 0
Interest cost	190	140	137
Expected return on assets	(380)	(312)	(300)
Amortization of:
Prior service cost (credit)	0	0	0
Net actuarial loss (gain)	8	69	98
Settlement (gain) loss	1	0	0
Curtailment (gain)	0	0	0
Net periodic benefit (credit) cost	(181)	(103)	(65)
Pensions | Foreign
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 1,358	$ 1,627	$ 1,586
Discount rate	4.62%	2.11%	1.59%
Expected rate of return on plan assets	6.38%	2.40%	2.17%
Rate of compensation increase	3.72%	3.43%	3.12%
Components of net periodic benefit (credit) cost:
Service cost	$ 10	$ 11	$ 14
Interest cost	36	28	25
Expected return on assets	(89)	(35)	(34)
Amortization of:
Prior service cost (credit)	0	0	1
Net actuarial loss (gain)	(14)	3	13
Settlement (gain) loss	(1)	0	1
Curtailment (gain)	(1)	0	0
Net periodic benefit (credit) cost	(59)	7	20
Healthcare Benefits | United States
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 135	$ 133	$ 123
Discount rate	5.61%	3.03%	2.80%
Expected rate of return on plan assets	6.75%	5.375%	5.375%
Rate of compensation increase	3.00%	3.00%	3.00%
Components of net periodic benefit (credit) cost:
Service cost	$ 1	$ 1	$ 1
Interest cost	5	4	4
Expected return on assets	(9)	(7)	(7)
Amortization of:
Prior service cost (credit)	(7)	(7)	(6)
Net actuarial loss (gain)	(5)	3	6
Settlement (gain) loss	0	0	0
Curtailment (gain)	0	0	0
Net periodic benefit (credit) cost	$ (15)	$ (6)	$ (2)
Healthcare Benefits | Foreign
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Discount rate	4.75%	2.15%	1.65%
Components of net periodic benefit (credit) cost:
Service cost	$ 0	$ 0	$ 0
Interest cost	0	0	0
Expected return on assets	0	0	0
Amortization of:
Prior service cost (credit)	0	0	0
Net actuarial loss (gain)	0	0	0
Settlement (gain) loss	0	0	0
Curtailment (gain)	0	0	0
Net periodic benefit (credit) cost	$ 0	$ 0	$ 0